Equity-accounted investees - Investments in equity-accounted investees (Details) - RUB (₽) ₽ in Thousands						5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Dec. 16, 2022	May 18, 2022	May 17, 2022	Oct. 28, 2021	Apr. 20, 2021	May 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Voting shares						25.00%	46.66%	25.00%	9.91%
Cost of equity-accounted investee							₽ 272,724	₽ 414,621	₽ 272,724	₽ 414,621
YouDo.
Disclosure of associates [line items]
Voting shares				9.91%					9.91%	9.91%
Cost of equity-accounted investee							103,753	360,574	₽ 103,753	₽ 360,574
Dream Job LLC
Disclosure of associates [line items]
Voting shares		46.66%	25.00%		25.00%				46.66%	25.00%
Cost of equity-accounted investee							137,180	₽ 54,047	₽ 137,180	₽ 54,047
Edstein LLC
Disclosure of associates [line items]
Voting shares	25.00%								25.00%
Cost of equity-accounted investee	₽ 31,791						₽ 31,791		₽ 31,791